Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Dec. 28, 2018
iShares Adaptive Currency Hedged MSCI Eurozone ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES<sup>®</sup> ADAPTIVE CURRENCY<br />HEDGED MSCI EUROZONE ETF<br />Ticker: DEZU Stock Exchange: Cboe BZX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The iShares Adaptive Currency Hedged MSCI Eurozone ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization equities from developed market countries which use the euro as their official currency while dynamically hedging currency risk for a U.S. dollar based investor.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses. The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund's pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund's prospectus (the “Prospectus”). BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees so that the Fund’s total annual fund operating expenses after fee waiver is equal to the Acquired Fund Fees and Expenses attributable to the Fund’s investment in the iShares MSCI Eurozone ETF (“EZU” or the “Underlying Fund”), after taking into account any fee waivers by EZU, plus 0.03% through December 31, 2020. The contractual waiver may be terminated prior to December 31, 2020 only upon written agreement of the Trust and BFA.

You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which are not reflected in the Example that follows:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses<br/> (ongoing expenses that you pay each year as a <br/>percentage of the value of your investments)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund and the Underlying Fund in which the Fund principally invests, the iShares MSCI Eurozone ETF, may pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate for the Fund or the Underlying Fund may indicate higher transaction costs and may cause the Fund or the Underlying Fund to incur increased expenses. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example (except costs to the Underlying Fund included as part of Acquired Fund Fees and Expenses), affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio. To the extent the Underlying Fund incurs costs from high portfolio turnover, such costs may have a negative effect on the performance of the Fund.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which are not reflected in the Example that follows:
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund's prospectus (the “Prospectus”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to track the investment results of the MSCI EMU Adaptive Hedge to USD Index (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”) as an equity benchmark for the Economic and Monetary Union (the “EMU”) countries with the foreign currency exposure of the securities included in the Underlying Index dynamically hedged against the U.S. dollar determined systematically by four currency risk indicators: carry, momentum, value, and volatility. As of August 31, 2018, the Underlying Index consisted of securities from the following 10 countries: Austria, Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands, Portugal and Spain. The Underlying Index may include large- and mid-capitalization companies. As of August 31, 2018, a significant portion of the Underlying Index is represented by securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time.

Currently, the Fund achieves its investment objective by investing a substantial portion of its assets in the Underlying Fund.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund and the Underlying Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments comprising an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund and the Underlying Fund may or may not hold all of the securities and other components of the applicable underlying index.

The Fund generally will invest at least 90% of its assets in the component securities (including indirect investments through the Underlying Fund) and other instruments of the Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of the Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Components of the Underlying Index include equity securities and foreign currency forward contracts (both deliverable and non-deliverable) designed to hedge against non-U.S. currency fluctuations. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

In order to track the “hedging” component of the Underlying Index, which attempts to mitigate currency risk, the Fund intends to enter into foreign currency forward contracts designed to offset the Fund’s holdings in component securities denominated in a non-U.S. dollar currency. A foreign currency forward contract is a contract between two parties to buy or sell a specified amount of a specific currency in the future at an agreed-upon exchange rate. The Fund’s exposure to foreign currency forward contracts is based on the exposure of the Fund to the component securities and a hedge ratio (“Hedge Ratio”), as calculated by MSCI.

The Underlying Index applies a methodology, based on the Hedge Ratio, that sells the total value or a portion of the total value of each non-U.S. dollar currency in which the securities of the Underlying Index are denominated in the form of a one-month currency contract to create a “hedge” against fluctuations in the relative value of the euro in relation to the U.S. dollar. The Hedge Ratio is based on four commonly used indicators for measuring currency risk, which are equally weighted and include: value (relative purchasing power between the foreign currency and the U.S. dollar based on exchange rates over a long-term average), momentum (relative price momentum of the foreign currency compared against the U.S. dollar over the previous six months), carry (differences in short-term interest rates between the foreign currency and the U.S. dollar over a long-term average), and volatility (relative price volatility of the foreign currency based on the currency’s one-month average against its six-month average). The overall effect, since the four indicators are equally weighted, is that each foreign currency represented by constituent weights in the Underlying Index can be unhedged, 25% hedged, 50% hedged, 75% hedged or fully hedged relative to the U.S. dollar.

The hedge (based on the Hedge Ratio) is reset on a monthly basis by MSCI and will not be adjusted intra-month based on movement in the value of the underlying equity securities and/or currencies, or based on the four indicators. The Underlying Index may therefore be slightly “over-hedged” (if equity values decline) or “under-hedged” (if the equity values increase) between the month-end rebalances. The Underlying Index is therefore intended to have higher returns than an equivalent unhedged investment when the euro is weakening relative to the U.S. dollar. Conversely, the Underlying Index is therefore intended to have lower returns than an equivalent unhedged investment when the euro is strengthening relative to the U.S. dollar.

While the use of foreign currency forward contracts, based on the Hedge Ratio, is designed to minimize the impact of the strengthening or weakening of a foreign currency on Fund returns, it does not necessarily eliminate the Fund’s exposure to the euro. The return of the foreign currency forward contracts may not perfectly offset the actual fluctuations in value between the euro and the U.S. dollar.

The Fund may use non-deliverable forward (“NDF”) contracts to execute its hedging transactions. An NDF is a contract where there is no physical settlement of two currencies at maturity. Rather, based on the movement of the currencies and the contractually agreed-upon exchange rate, a net cash settlement will be made by one party to the other.

The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).

The Underlying Index is sponsored by the Index Provider, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities and currency forwards in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below (either directly or through its investments in the Underlying Fund), any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities and other assets in the Underlying Index or in the Fund's or the Underlying Fund's portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

Assets Under Management (AUM) Risk. From time to time, an Authorized Participant (as defined in the Creations and Redemptions section of this Prospectus), a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, or a fund may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the Purchase and Sale of Fund Shares section of the Prospectus), Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange-traded funds (“ETFs”), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund's or the Underlying Fund's investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Currency Hedging Risk. When a derivative is used as a hedge against a position that the Fund or the Underlying Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and its reference asset, and there can be no assurance that the calculation methodology for the currency hedging or the Fund’s hedging transactions, if implemented, will be effective.

In seeking to track the “hedging” component of the Underlying Index, the Fund invests in currency forward contracts (which may include both physically-settled forward contracts and NDFs) designed to hedge the currency exposure of non-U.S. dollar denominated securities held in its portfolio (directly or indirectly through its investment in the Underlying Fund). NDFs may be less liquid than deliverable currency forward contracts and require the Fund to post variation margin to the counterparty, which can increase costs for the Fund. A lack of liquidity in NDFs of the hedged currency could result in the Fund being unable to structure its hedging transactions as intended. In addition, BFA may seek to limit the size of the Fund in order to attempt to reduce the likelihood of a situation where the Fund is unable to obtain sufficient liquidity in an underlying currency hedge to implement its investment objective.

Currency forward contracts, including NDFs, do not eliminate movements in the value of non-U.S. currencies and securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions in a geographic region in which the Fund or the Underlying Fund invests. In addition, in order to minimize transaction costs, or for other reasons, the Fund’s exposure to the euro may not be fully hedged to the extent indicated by the Hedge Ratio, as determined by the indicators described in the Fund's principal investment strategies. In addition, the hedge is reset on a monthly basis and will not be adjusted during the month based on movement in the value of the component securities or currency. As a result, the Underlying Index may be “over-hedged” or “under-hedged” between month-end rebalances. Furthermore, while the Fund is designed to hedge against currency fluctuations, it is possible that a degree of currency exposure may remain even at the time a hedging transaction is implemented. As a result, the Fund may not be able to structure its hedging transactions as anticipated or its hedging transactions may not successfully reduce the currency risk included in the Fund’s portfolio. Because currency forwards are over-the-counter instruments, the Fund is subject to counterparty risk as well as market or liquidity risk with respect to the hedging transactions the Fund enters into. Currency hedging activity exposes the Fund to credit risk due to counterparty exposure. This risk will be higher to the extent that the Fund trades with a single counterparty or small number of counterparties.

The effectiveness of the Fund’s currency hedging strategy will in general be affected by the volatility of both the Underlying Index and the volatility of the U.S. dollar relative to the euro, measured on an aggregate basis. Increased volatility in either or both of the Underlying Index and the U.S. dollar relative to the euro will generally reduce the effectiveness of the Fund’s currency hedging strategy as calculated by MSCI. The effectiveness of the Fund’s currency hedging strategy may also in general be affected by interest rates. Significant differences between U.S. dollar interest rates and foreign currency interest rates applicable to the euro may impact the effectiveness of the Fund’s currency hedging strategy.

Currency Risk. Because the Fund's and the Underlying Fund's NAVs are determined in U.S. dollars, the Fund's NAV could decline if the euro depreciates against the U.S. dollar and the depreciation of one currency is not offset by appreciation in another currency and/or the Fund's attempt to hedge currency exposure to the euro is unsuccessful. Generally, an increase in the value of the U.S. dollar against the euro will reduce the value of a security denominated in the euro. In addition, fluctuations in the exchange rates of currencies could affect the economy or particular business operations of companies in a geographic region, including securities in which the Fund or the Underlying Fund invests, causing an adverse impact on the Fund’s or the Underlying Fund’s investments in the affected region and the U.S. As a result, investors have the potential for losses regardless of the length of time they intend to hold Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund's NAV may change quickly and without warning.

Cyber Security Risk. Failures or breaches of the electronic systems of the Fund or the Underlying Fund, the Fund's or the Underlying Fund's adviser, distributor, or other service providers, the Index Provider, market makers, Authorized Participants, hedging counterparties to the Fund or the issuers of securities in which the Fund or the Underlying Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, the Index Provider, market makers, Authorized Participants, hedging counterparties to the Fund or issuers of securities in which the Fund or the Underlying Fund invests.

Derivatives Risk. The Fund will use currency forwards and NDFs to hedge the currency exposure resulting from investments in the foreign currency-denominated securities held by the Fund or the Underlying Fund. The Fund’s or the Underlying Fund's use of these instruments, like investments in other derivatives, may reduce the Fund’s or the Underlying Fund's returns, increase volatility and/or result in losses due to credit risk or ineffective hedging strategies. Volatility is defined as the characteristic of a security, a currency, an index or a market, to fluctuate significantly in price within a defined time period. Currency forwards, like other derivatives, are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Fund’s or the Underlying Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the value of the euro as compared to that of the U.S. dollar. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund or the Underlying Fund to sell or otherwise close a derivatives position could expose the Fund or the Underlying Fund to losses and could make derivatives more difficult for the Fund or the Underlying Fund to value accurately. The Fund or the Underlying Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. BFA’s use of derivatives is not intended to predict the direction of securities prices, currency exchange rates, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value. Derivatives may give rise to a form of leverage and may expose the Fund or the Underlying Fund to greater risk and increase its costs. Regulatory requirements may make derivatives more costly, may limit the availability of derivatives, and may delay or restrict the exercise of remedies by the Fund upon a counterparty default under derivatives held by the Fund (which could result in losses), remedies or termination rights by the Fund, and may otherwise adversely affect the value and performance of derivatives.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The Underlying Index is comprised of common stocks, which generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, and decreased liquidity in credit markets. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyber-attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Geographic Risk. A natural disaster could occur in a geographic region in which the Fund or the Underlying Fund invests, which could adversely affect the economy or the business operations of companies in the specific geographic region, causing an adverse impact on the Fund's or the Underlying Fund's investments in the affected region.

Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Investment in Underlying Fund Risk. The Fund invests a substantial portion of its assets in the Underlying Fund, so the Fund’s investment performance is likely to be directly related to the performance of the Underlying Fund. The Fund’s NAV will change with changes in the value of the Underlying Fund and other instruments in which the Fund invests based on their market valuations. An investment in the Fund will entail more costs and expenses than a direct investment in the Underlying Fund, including as a result of the currency hedging activity conducted by the Fund.

As the Fund’s allocation to the Underlying Fund changes from time to time, or to the extent that the expense ratio of the Underlying Fund changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Issuer Risk. The performance of the Fund depends on the performance of individual securities and other instruments to which the Fund and the Underlying Fund have exposure. Changes in the financial condition or credit rating of an issuer of those securities or counterparty on other instruments may cause the value of the securities or instruments to decline.

Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.

Management Risk. As the Fund may not fully replicate the Underlying Index, it is subject to the risk that BFA's investment strategy may not produce the intended results.

Market Risk. The Fund and the Underlying Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

Market Trading Risk. The Fund and the Underlying Fund face numerous market trading risks, including the potential lack of an active market for their shares, losses from trading in secondary markets, losses due to ineffective currency hedges, periods of high volatility and disruptions in the creation/redemption process. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S AND THE UNDERLYING FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Model Risk. Neither the Fund nor BFA can offer assurances that the allocation and hedging model used to calculate the Underlying Index will achieve its intended results.

National Closed Market Trading Risk. To the extent that the underlying securities held by the Fund or the Underlying Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s or the Underlying Fund's shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s or the Underlying Fund's quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s or the Underlying Fund's NAV that may be greater than those experienced by other ETFs.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risk. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund or the Underlying Fund may lose money due to political, economic and geographic events affecting issuers of non-U.S. securities or non-U.S. markets. In addition, non-U.S. securities markets may trade a small number of securities and may be unable to respond effectively to changes in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. The Fund and the Underlying Fund are specifically exposed to European Economic Risk.

Operational Risk. The Fund and the Underlying Fund are exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s or the Underlying Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund, the Underlying Fund and BFA seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Passive Investment Risk. The Fund and the Underlying Fund are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

Reliance on Trading Partners Risk. The Fund and the Underlying Fund invest in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund and the Underlying Fund are specifically exposed to European Economic Risk and U.S. Economic Risk.

Risk of Investing in Developed Countries. The Fund’s and the Underlying Fund's investment in developed country issuers may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s or the Underlying Fund's investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Risk of Investing in Europe. The Fund is more exposed to the economic and political risks of Europe and of the European countries in which it invests than funds whose investments are more geographically diversified. Adverse economic and political events in Europe may cause the Fund’s investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member states of the European Union (the “EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries.  In a referendum held on June 23, 2016, the United Kingdom (the “U.K.”) resolved to leave the EU. The referendum may introduce significant uncertainties and instability in the financial markets as the U.K. negotiates its exit from the EU.

Risk of Investing in France. The Fund’s or the Underlying Fund's investment in French issuers subjects the Fund  and the Underlying Fund to legal, regulatory, political, currency, security, and economic risks specific to France. Recently, new concerns emerged with respect to the economic outlook for certain EU countries, including France. External demand for French exports is expected to be negatively impacted by the U.K.'s resolution to leave the EU. As a result, the French economy may experience adverse trends due to concerns about a prolonged economic downturn, potential weakness in exports, high rates of unemployment and rising government debt levels. Secessionist movements, such as the Catalan movement in Spain and the independence movement in Scotland, may have an adverse effect on the French economy. The French economy is dependent on agricultural exports, and as a result, is susceptible to fluctuations in demand for agricultural products. France has experienced several terrorist attacks over the past several years, creating a climate of insecurity that has been detrimental to tourism.

Risk of Investing in Germany. The Fund’s or the Underlying Fund's investments in German issuers may subject the Fund  and the Underlying Fund to legal, regulatory, political, currency, security, and economic risks specific to Germany. Recently, new concerns have emerged in relation to the economic health of the EU, which have led to downward pressure on the earnings of certain financial institutions, including German financial services companies. Secessionist movements, such as the Catalan movement in Spain and the independence movement in Scotland, may have an adverse effect on the German economy. Germany has an export dependent economy and therefore relies heavily on trade with key trading partners, including the Netherlands, China, the U.S., the U.K., France, Italy and other European countries. Germany is dependent on the economies of these other countries, and any change in the price or demand for German exports may have an adverse impact on its economy.

Securities Lending Risk. The Fund and the Underlying Fund may engage in securities lending. Securities lending involves the risk that the Fund or the Underlying Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund or the Underlying Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. Some countries and regions in which the Fund or the Underlying Fund invests have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country's or region's security may cause uncertainty in its markets and may adversely affect its economy and the Fund's or the Underlying Fund's investments.

Small Fund Risk. When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Structural Risk. The countries in which the Fund or the Underlying Fund invests may be subject to considerable degrees of economic, political and social instability.

Tax Risk. Because the Fund invests in the Underlying Fund, the Fund’s realized losses on sales of shares of the Underlying Fund may be indefinitely or permanently deferred as “wash sales.” Distributions of short-term capital gains by the Underlying Fund will be recognized as ordinary income by the Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Capital loss carryforwards of the Underlying Fund, if any, would not offset net capital gains of the Fund. Each of these effects is caused by the Fund’s investment in the Underlying Fund and may result in distributions to Fund shareholders being of higher magnitude and less likely to qualify for lower capital gain tax rates than if the Fund were to invest directly in the securities and other instruments comprising the Underlying Index. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. Income from swaps is generally taxable. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the U.S. Internal Revenue Service (“IRS”).

Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities (including shares of the Underlying Fund) and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), differences in transaction and hedging costs and forward rates achieved, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or other distributions, interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Underlying Index and the cost to the Fund of complying with various new or existing regulatory requirements. These risks may be heightened during times of increased market volatility or other unusual market conditions in the affected securities and/or foreign exchange markets. In addition, tracking error may result because the Fund incurs fees and expenses, while the Underlying Index does not, and because the Fund accepts creations and redemptions during time periods between which it is able to adjust its currency hedges, whereas the Underlying Index does not adjust its hedging during these periods. To the extent that the Fund seeks its investment objective through investments in the Underlying Fund, the Fund may experience increased tracking error as compared to investing directly in the component securities of the Underlying Index. The potential for increased tracking error may result from investments in the Underlying Fund due to, among other things, differences in the composition of the investment portfolio of the Underlying Fund as compared to the index tracked by the Underlying Fund and differences in the timing of the Fund’s valuation of: (i) the Underlying Fund and the currency forward contracts (each valued as of the close of the New York Stock Exchange (“NYSE”), typically 4:00 p.m., Eastern Time), (ii) the valuation of the securities in the Underlying Index (generally valued as of each security’s local market close) and (iii) the currency forward contracts included in the Underlying Index (generally valued at 4:00 p.m., London time).

Valuation Risk. The price the Fund and the Underlying Fund could receive upon the sale of a security or unwind of a financial instrument or other asset may differ from the Fund's valuation of the security, instrument or other asset and from the value used by the Underlying Index, particularly for securities or other instruments that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other instruments in the Fund's or the Underlying Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's or the Underlying Fund's shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund or the Underlying Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund or the Underlying Fund not fair-valued securities or used a different valuation methodology. The Fund’s or the Underlying Fund's ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section of the Prospectus. If BFA had not waived certain Fund fees during certain periods, the Fund's returns would have been lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737) (toll free)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns (Year Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The best calendar quarter return during the period shown above was 8.06% in the 1st quarter of 2017; the worst was -0.22% in the 4th quarter of 2017.

Updated performance information may be obtained by visiting our website at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns <br/>(for the periods ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares Adaptive Currency Hedged MSCI Eurozone ETF | iShares Adaptive Currency Hedged MSCI Eurozone ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.62%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	225
5 Years	rr_ExpenseExampleYear05	482
10 Years	rr_ExpenseExampleYear10	$ 1,219
2017	rr_AnnualReturn2017	21.99%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.02%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.22%)
One Year	rr_AverageAnnualReturnYear01	21.99%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	12.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 05, 2016
iShares Adaptive Currency Hedged MSCI Eurozone ETF | Return After Taxes on Distributions | iShares Adaptive Currency Hedged MSCI Eurozone ETF
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	21.63%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	12.13%	[2]
iShares Adaptive Currency Hedged MSCI Eurozone ETF | Return After Taxes on Distributions and Sale of Fund Shares | iShares Adaptive Currency Hedged MSCI Eurozone ETF
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.10%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	9.85%	[2]
iShares Adaptive Currency Hedged MSCI Eurozone ETF | MSCI EMU Adaptive Hedge to USD Index (Index returns do not reflect deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	22.37%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	13.20%

[1]	The Fund’s year-to-date return as of September 30, 2018 was -0.02%.
[2]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.